Exhibit 99
Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	January 2018
Payment Date	2/15/2018
Transaction Month	33
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,941,398,111.43	84,593		55.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$440,000,000.00	0.35%		June 15, 2016
Class A-2a Notes	$325,000,000.00	0.72%		March 15, 2018
Class A-2b Notes	$265,000,000.00	1.78947%	*	March 15, 2018
Class A-3 Notes	$587,800,000.00	1.16%		November 15, 2019
Class A-4 Notes	$132,590,000.00	1.58%		August 15, 2020
Class B Notes	$55,270,000.00	2.04%		October 15, 2020
Class C Notes	$36,850,000.00	2.21%		January 15, 2021
Class D Notes	$36,850,000.00	2.71%		November 15, 2021
Total	$1,879,360,000.00
		* One-month LIBOR + 0.23%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,385,322.51

Principal:
Principal Collections	$18,465,176.26
Prepayments in Full	$8,243,817.19
Liquidation Proceeds	$239,816.73
Recoveries	$133,085.95
Sub Total	$27,081,896.13
Collections	$28,467,218.64

Purchase Amounts:
Purchase Amounts Related to Principal	$478,047.97
Purchase Amounts Related to Interest	$2,098.28
Sub Total	$480,146.25

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$28,947,364.89

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	January 2018
Payment Date	2/15/2018
Transaction Month	33
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$28,947,364.89
Servicing Fee	$371,159.17	$371,159.17	$0.00	$0.00	$28,576,205.72
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$28,576,205.72
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$28,576,205.72
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$28,576,205.72
Interest - Class A-3 Notes	$157,894.32	$157,894.32	$0.00	$0.00	$28,418,311.40
Interest - Class A-4 Notes	$174,576.83	$174,576.83	$0.00	$0.00	$28,243,734.57
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,243,734.57
Interest - Class B Notes	$93,959.00	$93,959.00	$0.00	$0.00	$28,149,775.57
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,149,775.57
Interest - Class C Notes	$67,865.42	$67,865.42	$0.00	$0.00	$28,081,910.15
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,081,910.15
Interest- Class D Notes	$83,219.58	$83,219.58	$0.00	$0.00	$27,998,690.57
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$27,998,690.57
Regular Principal Payment	$26,573,969.27	$26,573,969.27	$0.00	$0.00	$1,424,721.30
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,424,721.30
Residual Released to Depositor	$0.00	$1,424,721.30	$0.00	$0.00	$0.00
Total		$28,947,364.89

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$26,573,969.27
Total					$26,573,969.27
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$26,573,969.27	$45.21	$157,894.32	$0.27	$26,731,863.59	$45.48
Class A-4 Notes	$0.00	$0.00	$174,576.83	$1.32	$174,576.83	$1.32
Class B Notes	$0.00	$0.00	$93,959.00	$1.70	$93,959.00	$1.70
Class C Notes	$0.00	$0.00	$67,865.42	$1.84	$67,865.42	$1.84
Class D Notes	$0.00	$0.00	$83,219.58	$2.26	$83,219.58	$2.26
Total	$26,573,969.27	$14.14	$577,515.15	$0.31	$27,151,484.42	$14.45

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	January 2018
Payment Date	2/15/2018
Transaction Month	33

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$163,338,955.55	0.2778819	$136,764,986.28	0.2326727
Class A-4 Notes	$132,590,000.00	1.0000000	$132,590,000.00	1.0000000
Class B Notes	$55,270,000.00	1.0000000	$55,270,000.00	1.0000000
Class C Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Class D Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Total	$424,898,955.55	0.2260870	$398,324,986.28	0.2119471

Pool Information
Weighted Average APR	3.476%	3.484%
Weighted Average Remaining Term	29.07	28.30
Number of Receivables Outstanding	37,683	36,443
Pool Balance	$445,391,005.24	$417,393,294.28
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$424,898,955.55	$398,324,986.28
Pool Factor	0.2294177	0.2149962

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,706,990.56
Targeted Credit Enhancement Amount	$9,706,990.56
Yield Supplement Overcollateralization Amount	$19,068,308.00
Targeted Overcollateralization Amount	$19,068,308.00
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$19,068,308.00

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,706,990.56
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,706,990.56
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,706,990.56

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	January 2018
Payment Date	2/15/2018
Transaction Month	33
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		137	$570,852.81
(Recoveries)		160	$133,085.95
Net Loss for Current Collection Period			$437,766.86
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.1795%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6523%
Second Prior Collection Period			0.6260%
Prior Collection Period			0.5531%
Current Collection Period			1.2177%
Four Month Average (Current and Prior Three Collection Periods)			0.7623%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,135	$15,321,932.23
(Cumulative Recoveries)			$2,197,701.90
Cumulative Net Loss for All Collection Periods			$13,124,230.33
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6760%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,983.82
Average Net Loss for Receivables that have experienced a Realized Loss			$2,555.84

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.91%	533	$7,987,311.31
61-90 Days Delinquent	0.24%	61	$1,003,132.58
91-120 Days Delinquent	0.03%	6	$122,426.45
Over 120 Days Delinquent	0.25%	57	$1,044,990.47
Total Delinquent Receivables	2.43%	657	$10,157,860.81

Repossession Inventory:
Repossessed in the Current Collection Period		25	$342,083.07
Total Repossessed Inventory		44	$719,985.64

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3484%
Prior Collection Period			0.3583%
Current Collection Period			0.3403%
Three Month Average			0.3490%

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	January 2018
Payment Date	2/15/2018
Transaction Month	33

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer